Government Grants (Tables)	9 Months Ended
Sep. 30, 2023
Government Grants [Abstract]
Schedule of Research and Development	The Company receives government grants related to its research and development activities. The amount of government grants received during the nine months ended September 30, 2023 and 2022 and recognized as research grant revenue were as follows:
	Nine months ended
	September 30,
Research and Development Projects	2023	2022
Rapid detection of antibody-based pathogens	$-	$42,055
Multi-marker test for the early detection of pancreatic cancer	27,696	108,999
	$27,696	$151,054